STOCK-BASED COMPENSATION (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional disclosures
Number of Company's shares required to settle interests held by subsidiaries' management	1,800,000	2,000,000
RSUs
Number of shares
Nonvested at January 1, 2013	370,000
Granted	552,000
Vested	(230,000)
Forfeited
Nonvested at December 31, 2013	692,000
Weighted Average Grant Date Fair Value
Nonvested at January 1, 2013	$ 39.94
Granted	$ 42.32
Vested	$ 33.50
Forfeited
Nonvested at December 31, 2013	$ 43.50
Additional disclosures
Vesting period	3 years
PSUs
Number of shares
Nonvested at January 1, 2013	1,270,000
Granted	0
Vested	(53,000)
Forfeited	(895,000)
Nonvested at December 31, 2013	322,000
Weighted Average Grant Date Fair Value
Nonvested at January 1, 2013	$ 29.39
Granted	$ 0.00
Vested	$ 29.39
Forfeited	$ 28.71
Nonvested at December 31, 2013	$ 31.27
PSUs | Minimum
Additional disclosures
Vesting period	2 years
PSUs | Maximum
Additional disclosures
Vesting period	3 years
Restricted stock, RSUs and PSUs
Weighted Average Grant Date Fair Value
Granted	$ 42.32	$ 46.24	$ 32.41
Additional disclosures
Fair value of shares vested during period	$ 14.5	$ 139.0	$ 33.2